Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair value measurement

25. Fair value measurement

The main valuation techniques employed in internal models to measure the fair value of the financial instruments on December 31, 2021, and 2020 are set out below. The principal inputs into these models are derived from observable market data. The Group did not make any material changes to the valuation techniques and internal models it used in those periods.

a) Fair value of financial instruments carried at amortized cost

The following tables show the fair value of the financial instruments carried at amortized cost on December 31, 2021, and 2020.

	2021
	Book value	Fair value - Level 2	Fair value - Level 3
Assets
Compulsory deposits at central banks	938,659	938,659	-
Credit card receivables	4,780,520	-	4,161,785
Loans to customers	1,194,814	-	1,324,513
Other financial assets at amortized cost	18,493	18,493	-
Total	6,932,486	957,152	5,486,298

Liabilities
Deposits in electronic money	1,888,454	1,689,569	-
RDB and RDB-V	7,759,665	7,759,665	-
Time deposit	19,181	19,181	-
Payables to credit card network	4,882,159	4,755,304	-
Borrowings and financing	147,243	147,140	-
Securitized borrowings	10,011	10,011	-
Total	14,706,713	14,380,870	-

	2020
	Book value	Fair value - Level 2	Fair value - Level 3
Assets
Compulsory deposits at central banks	43,542	43,542	-
Credit card receivables	2,908,907	-	2,720,518
Loans to customers	174,694	-	242,305
Interbank transactions	-	-	-
Other financial assets at amortized cost	22,870	22,870	-
Total	3,150,013	66,412	2,962,823

Liabilities
Deposits in electronic money	1,029,284	1,029,356	-
RDB and RDB-V	4,536,065	4,536,065	-
Time deposit	19,513	19,513	-
Payables to credit card network	3,331,258	3,313,608	-
Borrowings and financing	97,454	96,877	-
Securitized borrowings	79,742	79,726	-
Total	9,093,316	9,075,145	-

Cash and cash equivalents include short-term deposits, bank balances and reverse repurchase agreements, among others. For cash and cash equivalents, interbank transactions, other financial assets at amortized cost, borrowings and financing and securitized borrowings, the carrying amount is deemed to be a reasonable approximation of the fair value.

The valuation approach to specific categories of financial instruments is described below.

i) Fair value models and inputs

Credit card: Credit card receivables and payables to credit card network’s fair values are calculated using the discounted cash flow method. Fair values are determined by discounting the contractual cash flows by the interest rate curve. For payables, cash flows are also discounted by the Group's own credit spread. For receivables, fair values exclude expected losses. The Group used the rate of recovery of late payments as an input that is not directly observable and was estimated using the Group's internal databases.

Loans to customers: Fair value is estimated based on groups of clients with similar risk profiles, using valuation models. The fair value of a loan is determined by discounting the contractual cash flows by the interest rate curve and net interest spread. The Group used the rate of recovery of late payments as an input that is not directly observable and was estimated using the Group's internal databases.

Deposits: Most deposit liabilities are payable on demand and therefore can be deemed short-term in nature with the fair value equal to the carrying value.

Equity instrument: For the fair value of the equity instrument, the Group used contractual conditions, as input that are not directly observable.

b) Fair value of financial instruments measured at fair value

The following table shows a summary of the fair values, as of December 31, 2021, and 2020, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	2021
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	6,646,188	-	-	6,646,188
United States	830,124	-	-	830,124
Colombia	504	-	-	504

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	81,810	-	81,810
Investment funds	-	146,884	-	146,884
Time deposit	-	1,119,682	-	1,119,682
Bill of credit (LC)	-	14	-	14
Real estate and agribusiness letter of credit (CRIs/CRAs)	-	1,508	-	1,508
Debentures	-	121,783	-	121,783
Stocks issued by public-held company	158	-	-	158
Equity instrument	-	-	30,735	30,735
Derivative financial instruments	81,538	24	19,756	101,318
Collateral for credit card operations	-	1,052	-	1,052

Liabilities
Derivative financial instruments	87,271	7	-	87,278
Instruments eligible as capital	-	12,056	-	12,056
Repurchase agreements	-	3,046	-	3,046

	2020
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	4,137,223	1	-	4,137,224
Mexico	-	-	-	-

Corporate bonds and other instruments
Investment funds	-	150,030	-	150,030
Bill of credit (LC)	-	23	-	23
Derivative financial instruments	32	48	-	80
Collateral for credit card operations	-	90,761	-	90,761

Liabilities
Embedded derivatives in convertible instruments and other derivatives	2,783	-	72,521	75,304
Instruments eligible as capital	-	15,492	-	15,492

i) Fair value models and inputs

Securities: The securities with high liquidity and quoted prices in the active market are classified as level 1. As a result, all the Government Bonds are included in level 1 as they are traded in active markets. Fair values are the quoted prices on the secondary market, published by the Brazilian Association of Financial and Capital Market Entities (“Anbima”). Corporate bonds and investment fund quotas, whose valuation is based on observable data, such as interest rates and yield curves, supported by the market, are classified as level 2.

Derivatives: Derivatives traded on stock exchanges are classified in level 1 of the hierarchy. Derivatives traded on the Brazilian stock exchange are fair valued using B3 quotations. Interest rate OTC Swaps are valued by discounting future expected cash flows to present values using interest rate curves based on interest rate futures and are classified as level 2. The embedded derivative conversion feature from the senior preferred share, was calculated based on methodologies for the share price described in note 10. The options related to the warrant from Creditas Partnership are fair valued using a Black-Scholes model and are classified as level 3.

Instruments eligible as capital: If the instrument has an active market, prices quoted in this market are used. Otherwise, valuation techniques are used, such as discounted cash flows, where cash flows are discounted by a risk-free rate and a credit spread. Instruments eligible as capital were designated at fair value through profit or loss in the initial recognition (fair value option).

c) Transfers between levels of the fair value hierarchy

Transfers between levels of the fair value hierarchy are reported regularly throughout the year. As of December 31, 2021, and 2020, there were no transfers of financial instruments between levels 1 and 2 or between levels 2 and 3.